OTHER NON-CURRENT LIABILITIES (Schedule of Other Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
OTHER NON-CURRENT LIABILITIES
Restricted share units	$ 3,944	$ 2,648
Other	146	7,325
Total other non-current liabilities	4,090	9,973
San Jose Mine
OTHER NON-CURRENT LIABILITIES
Severance provisions	$ 0	$ 6,400